Capital Management	12 Months Ended
Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Capital Management
13.
Capital Management
(a)
Share capital and share premium

The rights of the Class A Common Shares holders and Class B Common Shares holders are identical, except with respect to voting, conversion and transfer restrictions applicable to the Class B Common Shares. Each Class A Common Share is entitled to one vote while Class B Common Shares are entitled to five votes per share. Each Class B Common Share is convertible into one Class A Common Share upon transfer, subject to certain exceptions. Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters unless otherwise required by law.

Authorized shares, as well as issued and fully paid-up shares, are presented below:

	2023		2022
	Amount	USD	Amount	USD
Authorized Shares of USD 0.002 USD each
Class A common shares	1,000,000,000	2,000	1,000,000,000	2,000
Class B common shares	250,000,000	500	250,000,000	500
Undesignated shares	250,000,000	500	250,000,000	500
	1,500,000,000	3,000	1,500,000,000	3,000
Issued and Fully Paid Up Shares of USD 0.002 each
Class A Common Shares	161,937,473	323	161,975,678	324
Class B Common Shares	134,054,192	268	134,054,192	268
	295,991,665	591	296,029,870	592
Share Capital evolution
Share Capital as of January 1	296,029,870	592	295,028,441	590
i) Issue of common shares at USD 0.002	663,897	—	1,136,375	2
ii) Warrant exercise (See note 2.11.2)	6,334,134	13	—	—
iii) Repurchase of shares	(7,036,236)	(14)	(134,946)	—
Share capital as of December 31	295,991,665	591	296,029,870	592

	2023	2022
Share Premium as of January 1	164,307	157,151
i) Issue of common shares at USD 0.002	5,051	9,177
ii) Warrant exercise (See note 2.11.2)	1,622	—
iii) Repurchase of shares	(97,915)	(2,021)
Share Premium as of December 31	73,065	164,307

i)

During the year-ended December 31, 2023, dLocal issued 663,897 new Class A Common Shares in exchange for total proceeds of USD 153, due to the exercise of stock options and restricted stock units. Consequently, the USD 4,898 charge to Capital reserve was recycled into the Share premium line item within shareholders equity.

For the year-ended December 31, 2022 dLocal issued 1,136,375 new Class A Common Shares receiving total proceeds of USD 3,939, related to the exercise of share-options and restricted stock units. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity for a total amount of USD 5,240.

ii)

On November 15, 2023 a holder of warrants exercised its net issuance right resulting in a net issuance amount of 6,334,134 shares at a Fair Market Value of U.S. Dollars 18.098 per share, calculated using the average price of five business days before the exercise date.

iii)	During the year ended December 31, 2023, dLocal repurchased 7,036,236 Class A Common Shares at a price of USD 97,915 in connection with the Share Buyback Program.

(b)
Capital Reserve

The Capital reserve corresponds to reserves related to the share-based payment plans more fully described in Note 2.11: Share-based payments and warrants.

The following table reflects changes in the ‘Capital Reserves’ line item in the Consolidated Statement of Financial Position line item:

	2023	2022	2021
Balances as of January 1	16,185	12,741	12,582
Share-options exercise (i)	(4,898)	(5,240)	(6,898)
Share-based payments charges (ii)	11,922	9,580	7,596
Forfeitures (ii)	—	(896)	(6)
Warrant exercise (See note 2.11.2)	(1,634)	—	(533)
Balance as of December 31	21,575	16,185	12,741

(i) During the year-ended December 31, 2023 and December 31, 2022 a total of 663,897 and 1,136,375, respectively, share-options under the share-based payments plan were exercised. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity.

(ii) In the year-ended December 31, 2023, it includes the net expense related to the modification in the agreement of a former officer of the Company.

(c)
Other reserves

Other Group Reserves include the cumulative translation adjustment resulting from the translation of assets and liabilities into the Group’s functional currency at each reporting date.

The following table shows a breakdown of the Consolidated Statement of Financial Position line item ‘Other Reserves’ and the movements in these reserves during the year:

	2023	2022	2021
	Cumulative Translation Adjustment	Cumulative Translation Adjustment	Cumulative Translation Adjustment
Balances as of January 1	(1,448)	(30)	119
Movement of other reserves	(8,360)	(1,418)	(149)
Balance as of December 31	(9,808)	(1,448)	(30)

(d)
Earnings per share

The Group calculates basic and diluted earnings per share as discussed in Note 2.13: Equity. The calculations performed to derive basic and diluted EPS during the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
Profit attributable to common shareholders (U.S. Dollars)	148,964,000	108,682,969	77,875,575
Weighted average number of common shares	291,982,305	295,623,702	287,121,304
Adjustments for calculation of diluted earnings per share(1)	10,976,123	17,514,944	21,809,000
Weighted average number of common shares for calculating diluted earnings per share	302,958,428	313,138,646	308,930,304
Basic earnings per share	0.51	0.37	0.27
Diluted earnings per share	0.49	0.35	0.25

(1)
As of December 31, 2023, reflects to the dilutive effect of i) 8,560,918 average shares related to share-based payment warrants (14,865,332 and 16,353,000, respectively for the years ended December 31, 2022 and December 31, 2021); and ii) 2,415,205 average shares related to share-based payment plans with employees (2,649,612 and 5,456,000, respectively for the years ended December 31, 2022 and December 31, 2021). As of December 31, 2023, excludes 2,619,434 potential common shares that are anti-dilutive related to granted stock options for which the exercise price is higher than the market price.